Nature of Business And Operations	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Operations
1.	NATURE OF BUSINESS AND OPERATIONS
Nature of Business
Cano Health, Inc. (“Cano Health”, or the “Company”), formerly known as Primary Care (ITC) Intermediate Holdings, LLC, provides value-based medical care for its members through a network of primary care physicians across the U.S. and Puerto Rico. The Company focuses on high-touch population health and wellness services to Medicare Advantage, Medicare Global and Professional Direct Contracting (“DC”) and Medicaid capitated members, particularly in underserved communities by leveraging a p
r
oprietary technology platform to deliver high-quality health care services, resulting in superior clinical outcomes at competitive costs. As of June 30, 2021, the Company provided services through its network of
90
owned medical centers and over
280
employed

providers (physicians, nurse practitioners, and physician assistants), and maintained affiliate relationships with over
800
physicians. The Company also operates pharmacies in the network for the purpose of providing a full range of managed care services to its members.
On June 3, 2021 (the “Closing Date”), Jaws Acquisition, Corp. (“Jaws”), consummated the previously announced business combination (the “Business Combination”) pursuant to the terms of the Business Combination Agreement, dated as of November 11, 2020 (as amended, the “Business Combination Agreement”) by and among Jaws Merger Sub, LLC, a Delaware limited liability company (“Merger Sub”), Primary Care (ITC) Intermediate Holdings, LLC (“PCIH”), and PCIH’s sole member, Primary Care (ITC) Holdings, LLC (“Seller” or “Parent”). Upon the closing of the Business Combination, Jaws was reincorporated in the State of Delaware and changed its name to “Cano Health, Inc.”
Unless the context requires “the Company”, “we”, “us”, and “our” refer, for periods prior to the completion of the Business Combination, to PCIH and its consolidated subsidiaries, and for periods upon or after the completion of the Business Combination, to Cano Health, Inc. and its consolidated subsidiaries, including PCIH, LLC and its subsidiaries.
Pursuant to the Business Combination Agreement, on the Closing Date, Jaws contributed cash to PCIH in exchange for 69.0 million common units
(“PCIH Common Units”) equal to the number of shares of Jaws’ Class A ordinary shares outstanding on the Closing Date as well as 17.25 million Class B ordinary shares owned by Jaws Sponsor, LLC (the “Sponsor”). In connection with the Business Combination, the Company issued 306.8 million shares of the Company’s Class B common stock to existing shareholders of PCIH. The Company also issued 80.0 million shares of the Company’s Class A common stock in a private placement for $800.0 million (the “PIPE Investors”).
Following the consummation of the Business Combination, substantially all of the Company’s assets and operations are held and conducted by PCIH and its subsidiaries. As the Company is a holding company with no material assets other than its ownership of PCIH Common Units and its managing member interest in PCIH, the Company has no independent means of generating revenue or cash flow. The Company’s ability to pay taxes and pay dividends depend on the financial results and cash flows of PCIH and the distributions it receives from PCIH. The Company’s only assets are equity interests in PCIH, which represented a 35.1% and 35.7% controlling ownership as of the Closing Date and June 30, 2021, respectively. Certain members of PCIH who retained their common unit interests in PCIH held the remaining 64.9% and 64.3%
non-controlling
ownership interests as of the Closing Date and June 30, 2021, respectively. These members hold common unit interests of PCIH Common Units and a corresponding number of non-economic
Class B common stock, which enables the holder to one vote per share.
The following table represents the structure of the combined company upon the completion of the Business Combination and inclusive of the subsequent acquisition of University Health Care and its affiliates (“University”), as shown in Note 3, “
Business Acquisitions
”:

Our organizational structure following the completion of the Business Combination, as shown above, is commonly referred to as an umbrella partnership-C (or Up-C) corporation structure. This organizational structure allowed the Seller, the former sole owner and managing member of PCIH, to retain its equity ownership in PCIH, an entity that is classified as a partnership for U.S. federal income tax purposes, in the form of PCIH Common Units. The former stockholders of Jaws and the PIPE Investors who, prior to the Business Combination, held Class A ordinary shares or Class B ordinary shares of Jaws, by contrast, received equity ownership in Cano Health, Inc., a Delaware corporation that is a domestic corporation for U.S. federal income tax purposes.
Subject to the terms and conditions set forth in the Business Combination Agreement, the Seller and its equity holders received aggregate consideration with a value equal to $3,534.9 million, which consisted of (i) $466.5 million of cash and (ii) 3,068.4 million shares of Cano Health, Inc.’s common stock or 306.8 million shares of Class B common stock based on a reference stock price of $10.00 per share.
Following the closing of the Business Combination, Class A
stockholders
owned direct controlling interests in the combined results of PCIH and Cano Health, Inc. while the Seller as the sole Class B stockholder
 owned indirect economic interests in PCIH shown as non-controlling interests in the condensed consolidated financial statements of Cano Health, Inc. The indirect economic interests are held by the Seller in the form of PCIH Common Units that can be redeemed for Class A common stock together with the cancellation of an equal number of shares of Class B common stock in Cano Health, Inc. The non-controlling interests will decrease as shares of Class B common stock and PCIH Common Units are exchanged for shares of Class
A common stock in Cano Health, Inc. Following the redemption of
 6,509 public shares outstanding for $65,090 held in the trust account, the respective controlling interest and non-controlling
interests in Cano Health, Inc. and PCIH were 35.1% and 64.9% resulting from the
c
losing of the Business Combination.
On June 11, 2021, PCIH acquired University for a total consideration of
$611.1
million. The equity issued on the acquisition close date equated to
4.1 million shares
of
Class A common stock in Cano Health, Inc. based on a
share
price of $14.79 per share. As noted above, following this acquisition, the respective controlling interest and non-controlling
interest
s
in Cano Health, Inc. and PCIH was 35.7% and 64.3
%, respectively.
The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statements of changes in equity for the three and six months ended June 30, 2021:

(in thousands)	Recapitalization
Cash - Jaws’ trust and cash, net of redemptions	$690,705
Cash - PIPE financing	800,000
Less: transaction costs and advisory fees paid	(88,745)
Less: Distribution to PCIH shareholders	(466,598)

Net Business Combination and PIPE financing	935,362
Plus: Non-cash net assets assumed	96
Plus: Accrued transaction costs	8,860
Less: Capitalized transaction costs	(8,167)
Less: Warrant liability assumed	(163,058)

Net contributions from Business Combination and PIPE financing	$773,093

Principles of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The portion of an entity not wholly-owned by the Company is presented as non-controlling
interest. All significant intercompany balances and transactions are eliminated in consolidation. The financial statements of the Company’s subsidiaries are prepared using accounting policies consistent with those of the Company.
The Company has interests in various entities and considers itself to control an entity if it is the majority owner of or has voting control over such entity. The Company also assesses cont
r
ol through means other than voting rights (“variable interest entities” or “VIEs”) and determines which business entity is the primary beneficiary of the VIE. The Company consolidates VIEs when it is determined that the Company is the primary beneficiary of the VIE. Included in the consolidated results of the Company are Cano Health Texas, PLLC and Cano Health Nevada, PLLC, which the Company has concluded are both VIEs. All material intercompany accounts and transactions have been eliminated in consolidation.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The JOBS Act provides that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to use this extended transition period until the Company is no longer an emerging growth company or until the Company affirmatively and irrevocably opts out of the extended transition period. Accordingly, our condensed consolidated financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.
The Company could be an emerging growth company for up to five years after the first sale of our Class A common stock pursuant to an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”). If, however, certain events occur prior to the end of such five-year period, including if the Company becomes a “large accelerated filer,” our annual gross revenue exceeds $1.07 billion or the Company issues more than $1.0 billion of non-convertible
debt
 securities
in any three-year period, the Company would cease to be an emerging growth company prior to the end of such five-year period. It is currently anticipated that the Company may lose its “emerging growth company” status as of the end of the year ending December 31, 2021. After the Company loses its “emerging growth company” status, the Company will incur legal, accounting and other expenses that the Company did not previously incur.
Risks and Uncertainties
As of June 30, 2021, the Company’s coverage area is primarily in the State of Florida. Given this concentration, the Company is subject to adverse economic, regulatory, or other developments in the State of Florida that could have a material adverse effect on the Company’s financial conditions and operations. In addition, federal, state and local laws and regulations concerning healthcare affect the healthcare industry. The Company’s long-term success is dependent on the ability to successfully generate revenues; maintain or reduce operating costs; obtain additional funding when needed; and ultimately, achieve profitable operations. The Company is not able to predict the content or impact of future changes in laws and regulations affecting the healthcare industry; however, management believes that its existing cash position will be sufficient to fund operating and capital expenditure requirements through at least twelve months from the date of issuance of these condensed consolidated financial statements.